Shareholder Fees {- Fidelity Diversified International K6 Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Diversified International K6 Fund PRO-05 | Fidelity Diversified International K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none